SEGMENT REPORTING - Information about segments (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2023 VND (₫) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
SEGMENT REPORTING
Number of reportable segments		3	3
Revenues	[1]	₫ 28,712,051	$ 1,203,052,500	₫ 14,965,591	₫ 16,028,182
Cost of sales		(41,938,825)	(1,757,262,425)	(27,232,496)	(25,283,958)
Gross profit/(loss)		(13,226,774)	(554,209,925)	(12,266,905)	(9,255,776)
Operating expenses		(27,226,385)	(1,140,802,188)	(29,989,459)	(17,811,625)
Operating loss		(40,453,159)	(1,695,012,113)	(42,256,364)	(27,067,401)
Group of customers under common control of Automobiles and E-scooters segments
SEGMENT REPORTING
Revenues		19,435,300	812,700,000	923,300	488,100
Operating segments | Automobiles
SEGMENT REPORTING
Revenues		24,943,304	1,045,139,697	11,136,049	13,593,482
Cost of sales		(37,934,797)	(1,589,491,191)	(22,854,342)	(22,720,417)
Gross profit/(loss)		(12,991,493)	(544,351,494)	(11,718,293)	(9,126,935)
Operating expenses		(21,297,408)	(892,374,424)	(25,628,175)	(15,525,771)
Operating loss		(34,288,901)	(1,436,725,918)	(37,346,468)	(24,652,706)
Operating segments | E-scooter
SEGMENT REPORTING
Revenues		2,619,240	109,747,763	1,505,461	678,936
Cost of sales		(3,178,050)	(133,162,239)	(2,323,472)	(1,040,905)
Gross profit/(loss)		(558,810)	(23,414,476)	(818,011)	(361,969)
Operating expenses		(738,912)	(30,960,865)	(688,540)	(499,865)
Operating loss		(1,297,722)	(54,375,341)	(1,506,551)	(861,834)
Operating segments | Spare parts and aftermarket services
SEGMENT REPORTING
Revenues		1,069,287	44,803,779	2,213,369	634,793
Cost of sales		(704,515)	(29,519,609)	(1,962,906)	(453,213)
Gross profit/(loss)		364,772	15,284,170	250,463	181,580
Operating loss		364,772	15,284,170	250,463	181,580
Operating segments | All other
SEGMENT REPORTING
Revenues		80,220	3,361,261	110,712	1,120,971
Cost of sales		(121,463)	(5,089,386)	(91,776)	(1,069,423)
Gross profit/(loss)		(41,243)	(1,728,125)	18,936	51,548
Operating loss		(41,243)	(1,728,125)	18,936	51,548
Unallocated
SEGMENT REPORTING
Operating expenses		(5,190,065)	(217,466,899)	(3,672,744)	(1,785,989)
Operating loss		₫ (5,190,065)	$ (217,466,899)	₫ (3,672,744)	₫ (1,785,989)

[1]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,716,922 million (USD826.1 million), respectively.